PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Composition of Assets, Grouped by Major Classification
Composition of assets, grouped by major classification, is as follows:

	December 31,
	2016	2015

Cost:
Computers and electronic equipment	$1,885	$649
Office furniture and equipment	615	499
Leasehold improvements	442	424

	2,942	1,572
Accumulated depreciation:
Computers and electronic equipment	603	373
Office furniture and equipment	410	408
Leasehold improvements	413	407

	1,426	1,188

	$1,516	$384